Cover	May 06, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity File Number	001-37839
Entity Registrant Name	TPI Composites, Inc.
Entity Central Index Key	0001455684
Entity Tax Identification Number	20-1590775
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8501 N. Scottsdale Rd, Gainey Center II, Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	480
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	TPIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false